Research and Development incentives receivables - Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	€ 74,148
Non-current R&D incentives receivables-discounted value	73,443	€ 64,001	€ 54,188
France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	28,859
Non-current R&D incentives receivables-discounted value	28,859
Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	45,288
Non-current R&D incentives receivables-discounted value	44,583
Later than one year and not later than two years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	12,358
Non-current R&D incentives receivables-discounted value	12,358
Later than one year and not later than two years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	8,959
Non-current R&D incentives receivables-discounted value	8,959
Later than one year and not later than two years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	3,398
Non-current R&D incentives receivables-discounted value	3,398
Later than two years and not later than three years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	13,683
Non-current R&D incentives receivables-discounted value	13,683
Later than two years and not later than three years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	9,674
Non-current R&D incentives receivables-discounted value	9,674
Later than two years and not later than three years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	4,009
Non-current R&D incentives receivables-discounted value	4,009
Later than three years and not later than four years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	15,089
Non-current R&D incentives receivables-discounted value	15,089
Later than three years and not later than four years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	10,226
Non-current R&D incentives receivables-discounted value	10,226
Later than three years and not later than four years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	4,863
Non-current R&D incentives receivables-discounted value	4,863
Later than four years and not later than five years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	6,663
Non-current R&D incentives receivables-discounted value	6,663
Later than four years and not later than five years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	6,663
Non-current R&D incentives receivables-discounted value	6,663
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	26,355
Non-current R&D incentives receivables-discounted value	25,650
Later than five years and not later than ten years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	26,355
Non-current R&D incentives receivables-discounted value	€ 25,650